DEBT AND CREDIT SOURCES - Existing 1L Notes (Details)				12 Months Ended
		Jun. 20, 2024 USD ($)	Jul. 17, 2020 d	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	May 31, 2024 USD ($)	Aug. 17, 2022 USD ($) $ / shares shares
Debt Instrument [Line Items]
Threshold trading days | d			60
Gain on extinguishment of debt				$ 34,744,000	$ 0	$ 0
Convertible debt	[1]			273,766,000	385,558,000
Convertible debt
Debt Instrument [Line Items]
Convertible notes				306,958,000	207,000,000
Existing 1L Notes
Debt Instrument [Line Items]
Convertible debt				166,200,000	190,900,000
Existing 1L Notes | Level 3
Debt Instrument [Line Items]
Convertible debt, fair value				136,600,000
Existing 1L Notes | Level 2
Debt Instrument [Line Items]
Convertible debt, fair value					148,400,000
Existing 1L Notes | Convertible debt
Debt Instrument [Line Items]
Conversion ratio percentage								0.97
Interest rate percentage		7.50%						7.50%
Interest percentage, interest paid in cash		0.0750						0.035
Interest percentage, interest paid in cash and in-kind		0.0850						0.040
Conversion price (USD per share) | $ / shares								$ 23.13
Conversion ratio, number of shares (in shares) | shares								43.2301
Conversion ratio, principal amount								$ 1,000
Convertible notes				209,500,000	207,000,000.0		$ 25,000,000	$ 207,000,000.0
Gain on extinguishment of debt		$ 27,800,000
Unamortized debt issuance cost				43,300,000	16,100,000
If-converted value (below) in excess of principal				$ (111,200,000)	$ (142,800,000)

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).